Leases	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Leases
10.	Leases

The Company leases certain assets under lease agreements. During the year ended December 31, 2023, the Company entered into three new office leases in Turkey, commencing January 1, 2023, February 15, 2023 and March 1, 2023, respectively. The leases all have a five-year term.

The Company used an incremental borrowing rate (“IBR”) of 35% in determining its lease liabilities. The IBR was derived from the Company’s assessment of its borrowings in Turkey.

Lease liability	December 31, 2025	December 31, 2024
Beginning balance	$45,373	$141,695
Additions, cost	-	-
Interest expense	9,905	18,179
Lease payments	(14,449)	(22,921)
Currency translation adjustment	(6,300)	(2,538)
Modification of lease	12,406	(89,042)
Termination of lease	(46,935)	-
Ending balance	$-	$45,373

As at December 31, 2025 and December 31, 2024, the Company’s lease liability is as follows:

Lease liability	December 31, 2025	December 31, 2024
Current portion of lease liability	$-	$10,356
Long-term portion of lease liability	-	35,017
	$-	$45,373

During the year ended December 31, 2024, the terms of the leases commencing February 1, 2023 and March 1, 2023 were modified and the Company recorded a modification to the lease liability and right-of-use asset of $89,042 and $46,120, respectively, and a gain on lease modification of $42,922 ($46,602 adjusted for hyperinflation).

During the year ended December 31, 2025, the terms of the lease commencing January 1, 2023 was modified and the Company recorded a modification to the lease liability and right-of-use asset of $12,406 and $12,406, respectively. The lease commencing March 1, 2023 was terminated and the Company recorded a gain on lease termination of $32,309 ($32,646 adjusted for hyperinflation).

During the year ended December 31, 2025, $48,648 (2024 – $48,356) of short-term leases were expensed to the consolidated statements of loss and comprehensive loss.

TRILLION ENERGY INTERNATIONAL INC.

Notes to the Consolidated Financial Statements

For the years ended December 31, 2025 and 2024

(Expressed in U.S. dollars)